Earnings Per Common Share (Summary Of Anti-Dilutive Options Or Warrants) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	331	463